Capital Commitments (Detail) (Capital Commitments, Computer and Network Equipment and Construction in Progress) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY
Long-term Purchase Commitment [Line Items]
2014	$ 41,649	252,132
2015	1,020	6,172
Purchase Obligation, Total	$ 42,669	258,304